Financial assets at fair value through other comprehensive income - Securities (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross carrying amount	R$ 49,545	R$ 59,304
Current Fair value	48,643	55,517
Non-current gross carrying amount	81,948	75,000
Non-current fair value	81,396	71,231
Gross carrying amount	131,493	134,304
Fair value	130,039	126,748
Nonstated Maturity [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	6,960	8,571
Current Fair value	6,143	4,885
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	42,585	50,733
Current Fair value	42,500	50,632
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-current gross carrying amount	56,984	49,068
Non-current fair value	56,886	47,705
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Non-current gross carrying amount	14,518	17,458
Non-current fair value	14,585	16,340
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Non-current gross carrying amount	10,446	8,474
Non-current fair value	R$ 9,925	R$ 7,186